Schedule of Acquisition of Cash Flows (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment In Subsidiaries
Consideration paid in cash		₪ (24,304)
Less – acquired cash and cash equivalents	1,560	5,210
Total	₪ 1,560	₪ (19,094)